Commitments	12 Months Ended
Feb. 29, 2012
Commitments [Text Block]
12.	Commitments

The Company is committed to a sponsorship agreement and annual operating leases for premises and equipment. The minimum amounts due over the remaining terms of those agreements are as follows:

2013	$468,777
2014	64,760
2015	64,760
2016	-
2017 and thereafter	-

Total future minimum payments	$598,297

The Company has commitments with various suppliers to purchase certain volumes of materials. It is not anticipated that losses will be incurred on these contracts.